UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06128 )
Exact name of registrant as specified in charter: Putnam New Opportunities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments:

Putnam New Opportunities Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Advertising and Marketing Services (0.3%)
inVentiv Health, Inc. (NON)	325,600	$12,467,224

Aerospace and Defense (4.6%)
Boeing Co. (The)	651,100	57,889,301
General Dynamics Corp.	248,900	19,015,960
L-3 Communications Holdings, Inc.	392,000	34,288,240
Lockheed Martin Corp.	78,200	7,586,964
Raytheon Co.	1,274,700	66,870,762
Rockwell Collins, Inc.	271,400	18,164,802
		203,816,029

Airlines (0.1%)
ExpressJet Holdings, Inc. (NON)	644,378	3,763,168

Automotive (1.2%)
Harley-Davidson, Inc.	929,500	54,608,125

Banking (0.7%)
Bank of America Corp.	330,900	16,882,518
UnionBanCal Corp.	238,900	15,151,038
		32,033,556

Beverage (3.0%)
Coca-Cola Co. (The)	814,000	39,072,000
Fomento Economico Mexicano SA de CV ADR (Mexico)	154,800	17,088,372
PepsiCo, Inc.	1,223,600	77,772,016
		133,932,388

Biotechnology (4.0%)
Amgen, Inc. (NON)	1,210,400	67,637,152
Applera Corp.- Applied Biosystems Group	533,300	15,769,681
Biogen Idec, Inc. (NON)	1,009,800	44,814,924
Celgene Corp. (NON)	188,983	9,914,048
Genzyme Corp. (NON)	524,900	31,504,498
Invitrogen Corp. (NON)	161,500	10,279,475
		179,919,778

Building Materials (0.6%)
Genlyte Group, Inc. (The) (NON)	201,600	14,222,880
Sherwin-Williams Co. (The)	182,300	12,039,092
		26,261,972

Chemicals (0.9%)
Airgas, Inc.	291,500	12,286,725
Monsanto Co.	505,100	27,760,296
		40,047,021

Commercial and Consumer Services (3.4%)
Alliance Data Systems Corp. (NON)	208,400	12,841,608
Corporate Executive Board Co. (The)	441,600	33,543,936
Diamond Management & Technology Consultants, Inc.	780,200	9,120,538
Dun & Bradstreet Corp. (The)	140,800	12,840,960
IAC/InterActiveCorp. (NON)	451,800	17,037,378
Manpower, Inc.	154,100	11,367,957
Paychex, Inc.	835,100	31,625,237
Pre-Paid Legal Services, Inc. (NON)	186,600	9,350,526
United Rentals, Inc. (NON)	524,500	14,423,750
		152,151,890

Communications Equipment (5.0%)
Avaya, Inc. (NON)	1,366,500	16,138,365
Cisco Systems, Inc. (NON)	3,697,200	94,389,516
Harris Corp.	414,400	21,113,680
Qualcomm, Inc.	2,182,800	93,118,248
		224,759,809

Computers (4.6%)
Apple Computer, Inc. (NON)	447,400	41,567,934
Brocade Communications Systems, Inc. (NON)	4,143,500	39,446,120
Emulex Corp. (NON)	753,500	13,781,515
Hewlett-Packard Co.	329,400	13,222,116
Lexmark International, Inc. Class A (NON)	240,400	14,053,784
Micros Systems, Inc. (NON)	198,000	10,690,020
NCR Corp. (NON)	254,400	12,152,688
Network Appliance, Inc. (NON)	1,021,600	37,308,832
Red Hat, Inc. (NON)	984,600	22,576,878
		204,799,887

Conglomerates (0.4%)
Danaher Corp.	258,900	18,498,405

Construction (0.3%)
Eagle Materials, Inc.	286,800	12,799,884

Consumer (1.1%)
Black & Decker Manufacturing Co.	126,900	10,357,578
Harman International Industries, Inc.	209,700	20,147,976
Tupperware Brands Corp.	741,700	18,490,581
		48,996,135

Consumer Finance (0.3%)
AmeriCredit Corp. (NON)	381,700	8,725,662
Asta Funding, Inc.	147,732	6,379,068
		15,104,730

Consumer Goods (2.3%)
Chattem, Inc. (NON)	128,800	7,591,472
Colgate-Palmolive Co.	938,600	62,689,094
Newell Rubbermaid, Inc.	1,096,900	34,102,621
		104,383,187

Electric Utilities (0.7%)
TXU Corp.	501,300	32,133,330

Electrical Equipment (0.8%)
WESCO International, Inc. (NON)	600,520	37,700,646

Electronics (2.6%)
Amphenol Corp. Class A	281,400	18,169,998
Avnet, Inc. (NON)	322,000	11,637,080
General Cable Corp. (NON)	349,000	18,647,070
Komag, Inc. (NON)	419,447	13,728,500
MEMC Electronic Materials, Inc. (NON)	228,765	13,858,584
Motorola, Inc.	835,000	14,754,450
QLogic Corp. (NON)	535,900	9,110,300
RF Micro Devices, Inc. (NON)	2,355,500	14,674,765
		114,580,747

Energy (2.3%)
Cameron International Corp. (NON)	388,400	24,387,636
Grey Wolf, Inc. (NON)	1,804,100	12,087,470
National-Oilwell Varco, Inc. (NON)	346,800	26,977,572
Pride International, Inc. (NON)	486,000	14,628,600
Rowan Cos., Inc.	395,200	12,832,144
Superior Energy Services (NON)	316,100	10,895,967
		101,809,389

Engineering & Construction (0.7%)
Jacobs Engineering Group, Inc. (NON)	423,400	19,751,610
McDermott International, Inc. (NON)	266,000	13,028,680
		32,780,290

Financial (2.2%)
Assurant, Inc.	222,700	11,943,401
JPMorgan Chase & Co.	961,300	46,507,694
Moody's Corp.	618,800	38,402,728
		96,853,823

Food (0.2%)
Campbell Soup Co.	177,200	6,901,940

Health Care Services (7.2%)
AMERIGROUP Corp. (NON)	440,900	13,403,360
AmSurg Corp. (NON)	133,675	3,273,701
Apria Healthcare Group, Inc. (NON)	304,000	9,804,000
Charles River Laboratories International, Inc. (NON)	273,600	12,656,736
Coventry Health Care, Inc. (NON)	387,700	21,730,585
Health Management Associates, Inc. Class A	660,700	7,181,809
Humana, Inc. (NON)	547,700	31,777,554
Laboratory Corp. of America Holdings (NON)	172,500	12,528,675
McKesson Corp.	1,087,100	63,638,834
Sierra Health Services, Inc. (NON)	516,900	21,280,773
UnitedHealth Group, Inc.	1,213,600	64,284,392
WellCare Health Plans, Inc. (NON)	311,800	26,580,950
WellPoint, Inc. (NON)	436,400	35,392,040
		323,533,409

Homebuilding (1.2%)
NVR, Inc. (NON)	80,600	53,599,000

Insurance (0.8%)
Market Corp. (NON)	30,300	14,690,349
Safety Insurance Group, Inc.	149,300	5,989,916
W.R. Berkley Corp.	390,300	12,926,736

		33,607,001

Investment Banking/Brokerage (4.1%)
Bear Stearns Cos., Inc. (The)	154,100	23,168,935
Calamos Asset Management, Inc. Class A	299,600	6,687,072
Goldman Sachs Group, Inc. (The)	377,100	77,920,173
Lazard, Ltd. Class A (Bermuda)	334,900	16,805,282
Lehman Brothers Holdings, Inc.	632,500	44,319,275
State Street Corp.	191,300	12,386,675
		181,287,412

Leisure (0.3%)
Thor Industries, Inc.	341,900	13,467,441

Lodging/Tourism (0.3%)
Choice Hotels International, Inc.	357,400	12,662,682

Machinery (3.0%)
Cummins, Inc.	220,800	31,954,176
Manitowoc Co., Inc. (The)	305,100	19,383,003
MSC Industrial Direct Co., Inc. Class A	350,600	16,366,008
Terex Corp. (NON)	545,090	39,115,658
Timken Co.	495,100	15,006,481
Wabtec Corp.	326,100	11,247,189
		133,072,515

Manufacturing (2.0%)
Acuity Brands, Inc.	283,600	15,439,184
Dover Corp.	547,502	26,723,573
Freightcar America, Inc.	188,700	9,089,679
Mettler-Toledo International, Inc. (Switzerland) (NON)	237,800	21,299,746
Roper Industries, Inc.	322,800	17,715,264
		90,267,446

Medical Technology (5.6%)
Baxter International, Inc.	144,100	7,589,747
Becton, Dickinson and Co.	1,017,100	78,204,819
C.R. Bard, Inc.	329,100	26,166,741
Edwards Lifesciences Corp. (NON)	311,200	15,777,840
Hospira, Inc. (NON)	461,400	18,871,260
Kinetic Concepts, Inc. (NON)	872,500	44,183,400
Millipore Corp. (NON)	164,700	11,935,809
Techne Corp. (NON)	182,800	10,437,880
Zimmer Holdings, Inc. (NON)	336,700	28,757,547
Zoll Medical Corp. (NON)	250,600	6,678,490
		248,603,533

Metals (2.2%)
Agnico-Eagle Mines, Ltd. (Canada)	322,700	11,430,034
Cameco Corp. (Canada)	326,300	13,358,722
Freeport-McMoRan Copper & Gold, Inc. Class B	569,900	37,721,681
Nucor Corp.	164,000	10,681,320
Rio Tinto PLC (United Kingdom)	301,362	17,206,821
Steel Dynamics, Inc.	228,200	9,858,240
		100,256,818

Oil & Gas (3.6%)
Exxon Mobil Corp.	561,700	42,380,265
Frontier Oil Corp.	1,028,900	33,583,296
Marathon Oil Corp.	89,400	8,835,402
Noble Energy, Inc.	196,500	11,721,225
Penn West Energy Trust (Unit) (Canada)	289,300	8,499,634
Suncor Energy, Inc. (Canada)	198,700	15,170,745
Tesoro Corp.	146,400	14,702,952
Unit Corp. (NON)	229,000	11,585,110
Western Refining, Inc.	339,600	13,251,192
		159,729,821

Pharmaceuticals (0.9%)
Barr Pharmaceuticals, Inc. (NON)	251,032	11,635,333
Cephalon, Inc. (NON)	137,200	9,770,012
Mylan Laboratories, Inc.	465,800	9,847,012
Salix Pharmaceuticals, Ltd. (NON)	773,200	9,742,320
		40,994,677

Power Producers (1.1%)
AES Corp. (The) (NON) (SEG)	1,918,000	41,275,360
Mirant Corp. (NON)	146,600	5,931,436
		47,206,796

Publishing (2.0%)
Marvel Entertainment, Inc. (NON)	836,886	23,223,587
McGraw-Hill Cos., Inc. (The)	1,065,400	66,992,352
		90,215,939

Railroads (0.4%)
Canadian National Railway Co. (Canada)	392,600	17,329,364

Real Estate (0.7%)
CB Richard Ellis Group, Inc. Class A (NON)	593,300	20,278,994
Jones Lang LaSalle, Inc.	126,700	13,212,276
		33,491,270

Restaurants (1.7%)
Brinker International, Inc.	427,811	13,989,420
CBRL Group, Inc.	241,100	11,162,930
Darden Restaurants, Inc.	366,200	15,083,778
Domino's Pizza, Inc.	698,900	22,693,283
Jack in the Box, Inc. (NON)	184,000	12,719,920
		75,649,331

Retail (8.2%)
American Eagle Outfitters, Inc.	1,863,600	55,889,364
AnnTaylor Stores Corp. (NON)	482,000	18,691,960
Bed Bath & Beyond, Inc. (NON)	369,400	14,838,798
Best Buy Co., Inc.	419,801	20,452,705
Big Lots, Inc. (NON)	675,500	21,129,640
Circuit City Stores-Circuit City Group	919,200	17,032,776
Claire's Stores, Inc.	408,900	13,133,868
CVS Corp.	369,375	12,610,463
Dollar Tree Stores, Inc. (NON)	617,900	23,628,496
Dress Barn, Inc. (NON)	567,800	11,815,918
EZCORP, Inc. Class A (NON)	458,292	6,750,641
Family Dollar Stores, Inc.	151,171	4,477,685
Guess ?, Inc.	625,500	25,326,495
Kohl's Corp. (NON)	161,300	12,357,193
Lowe's Cos., Inc.	553,800	17,439,162
NBTY, Inc. (NON)	302,200	16,028,688
OfficeMax, Inc.	313,600	16,539,264
PETsMART, Inc.	458,800	15,122,048
Priceline.com, Inc. (NON)	148,590	7,913,903
RadioShack Corp.	407,800	11,022,834
Staples, Inc.	905,850	23,407,164
		365,609,065

Semiconductor (1.5%)
Lam Research Corp. (NON)	965,300	45,697,302
Teradyne, Inc. (NON)	1,259,400	20,830,476
		66,527,778

Software (3.6%)
BMC Software, Inc. (NON)	840,800	25,888,232
Cadence Design Systems, Inc. (NON)	868,200	18,284,292
Citrix Systems, Inc. (NON)	132,000	4,227,960
Mantech International Corp. Class A (NON)	144,600	4,831,086
McAfee, Inc. (NON)	1,132,567	32,935,048
Microsoft Corp. (SEG)	1,773,600	49,430,232
Oracle Corp. (NON)	1,541,000	27,938,330
		163,535,180

Staffing (0.3%)
Administaff, Inc.	320,438	11,279,418

Technology (0.3%)
ON Semiconductor Corp. (NON)	1,529,300	13,641,356

Technology Services (2.6%)
Accenture, Ltd. Class A (Bermuda)	1,674,800	64,546,790
Acxiom Corp.	258,800	5,535,732
Convergys Corp. (NON)	749,100	19,034,631
Google, Inc. Class A (NON)	39,600	18,143,136
Ingram Micro, Inc. Class A (NON)	545,400	10,531,674
		117,791,963

Telecommunications (1.2%)
Brightpoint, Inc. (NON)	852,260	9,749,854
InterDigital Communications Corp. (NON)	350,000	11,084,500
Lightbridge, Inc. (NON)	693,400	12,183,038
NII Holdings, Inc. (NON)	290,000	21,512,200
		54,529,592

Textiles (1.5%)
NIKE, Inc. Class B	390,400	41,483,904
Phillips-Van Heusen Corp.	295,800	17,393,040
Polo Ralph Lauren Corp.	84,600	7,457,490
		66,334,434

Tobacco (1.0%)
Reynolds American, Inc.	455,000	28,396,550
UST, Inc.	283,800	16,454,724
		44,851,274

Total common stocks (cost $3,945,680,188)		$4,450,177,868

SHORT-TERM INVESTMENTS (0.1%)(a) (cost $3,038,946)

	Shares	Value

Putnam Prime Money Market Fund (e)	3,038,946	$3,038,946

TOTAL INVESTMENTS

Total investments (cost $3,948,719,134) (b)		$4,453,216,814

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

NASDAQ 100 Index E-Mini (Long)	116	$4,154,540	Jun-07	$7,484
Russell 2000 Index Mini (Long)	21	1,696,800	Jun-07	7,377
S&P 500 Index (Long)	35	12,523,000	Jun-07	(21,807)

Total				$(6,946)

NOTES

(a) Percentages indicated are based on net assets of $4,468,177,974.

(b) The aggregate identified cost on a tax basis is $3,952,888,148, resulting in gross unrealized appreciation and depreciation of $640,267,357 and $139,938,691, respectively, or net unrealized appreciation of $500,328,666.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2007.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,155,415 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $545,492,019 and $574,138,733, respectively.

At March 31, 2007, liquid assets totaling $18,374,340 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Opportunities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: May 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 29, 2007